Pfizer Stock Purchase Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Pfizer Inc.
PFIZER STOCK PURCHASE AGREEMENT
12. PFIZER STOCK PURCHASE AGREEMENT
On November 9, 2020, the Company entered into a common stock purchase agreement (the “Stock Purchase Agreement”) with Pfizer Inc. (“Pfizer”), pursuant to which the Company agreed to issue and sell to Pfizer 5,000,000 shares of the Company’s common stock through a private placement transaction (the “Private Placement”) at a purchase price of $12.00 per share, for an aggregate purchase price of $60.0 million. The shares of common stock sold to Pfizer were subject to a one-year
lock-up
from closing, during which time Pfizer was prohibited from selling or otherwise disposing of such shares.
Under the Stock Purchase Agreement, Pfizer was granted an exclusive right of first refusal (the “ROFR”) for a
30-month
period (the “ROFR Period”) beginning on the date of the closing of the Private Placement (collectively, the “ROFR Provision”), to negotiate a potential collaboration on the development and commercialization of
HMI-102
and
HMI-103.
The ROFR Period expired on May 9, 2023. In addition to the ROFR, the Stock Purchase Agreement provided for an information sharing committee (the “Information Committee”), comprised of representatives of each company, which served as a forum for sharing information regarding the development of
HMI-102
and
HMI-103
during the ROFR Period.
The Company recorded the issuance of common stock at its estimated fair value of $52.0 million, which reflected a discount for the lack of marketability of the shares. The remaining $8.0 million of aggregate purchase price was allocated to the other elements of the Stock Purchase Agreement, which represented a contract with a customer. The Company concluded that the Information Committee represented the only performance obligation under the contract. The ROFR did not provide Pfizer with a material right and was therefore not a performance obligation. As such, the Company allocated the $8.0 million to the Information Committee obligation.
The Company recognizes revenue over time as the measure of progress, which it believes best depicts the transfer of control to Pfizer. The Information Committee met regularly over the ROFR Period to share information which resulted in recognition of the transaction price over the
30-month
ROFR Period.
During the nine months ended September 30, 2023, the Company recognized collaboration revenue of $1.2 million, compared to $0.8 million and $2.4 million, respectively for the three and nine months ended September 30, 2022. As the ROFR Period expired in May 2023, there was no
revenue recognized during the three months ended September 30, 2023. There was no deferred revenue related to the Company’s obligation to Pfizer as of September 30, 2023. As of December 31, 2022, there was approximately $1.2 million of deferred revenue related to the Company’s obligation to Pfizer.

15. PFIZER STOCK PURCHASE AGREEMENT
On November 9, 2020, the Company entered into a common stock purchase agreement (the “Stock Purchase Agreement”) with Pfizer Inc. (“Pfizer”), pursuant to which the Company agreed to issue and sell to Pfizer 5,000,000 shares of the Company’s common stock through a private placement transaction (the “Private Placement”) at a purchase price of $12.00 per share, for an aggregate purchase price of $60.0 million. The shares of common stock sold to Pfizer were subject to a one-year
lock-up
from closing, during which time Pfizer was prohibited from selling or otherwise disposing of such shares.
Under the Stock Purchase Agreement, Pfizer was granted an exclusive right of first refusal (the “ROFR”) for a
30-month
period (the “ROFR Period”) beginning on the date of the closing of the Private Placement (collectively, the “ROFR Provision”), to negotiate a potential collaboration on the development and commercialization of
HMI-102
and
HMI-103.
Pfizer may exercise its right of first refusal under the ROFR Provision one time for each of
HMI-102
and
HMI-103
during the ROFR period. In addition to the ROFR, the Stock Purchase Agreement provides for an information sharing committee (the “Information Committee”), comprised of representatives of each company which will serve as a forum for sharing information regarding the development of
HMI-102
and
HMI-103
during the ROFR Period.
The Company recorded the issuance of common stock at its estimated fair value of $52.0 million, which reflects a discount for the lack of marketability of the shares. The remaining $8.0 million of aggregate purchase price was allocated to the other elements of the Stock Purchase Agreement, which represent a contract with a customer. The Company concluded that the Information Committee represents the only performance obligation under the contract. The ROFR does not provide Pfizer with a material right and is therefore not a performance obligation. As such, the Company allocated the $8.0 million to the Information Committee obligation.
The Company recognizes revenue over time as the measure of progress which it believes best depicts the transfer of control to Pfizer. The Information Committee will meet regularly over the ROFR Period to share information which results in recognition of the transaction price over the
30-month
ROFR Period.

The Company recognized collaboration revenue of $3.2 million during each of the years ended December 31,
2022
and 2021. As of December 31, 2022 and 2021, there was approximately $1.2 million and $4.4 million of deferred revenue related to the Company’s obligation to Pfizer, respectively.